MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2018
Disclosure of marketable securities [Abstract]
MARKETABLE SECURITIES
NOTE 7: -       MARKETABLE SECURITIES

	December 31,
	2018	2017

Financial assets measured at fair value through profit or loss:

Participation certificates in trust funds	$21,208	$-
Corporate bonds and government treasury notes	4,857	59,940

	$26,065	$59,940